Employee Benefits - Disclosure of Breakup of Actuarial (Gains) / Losses (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Gratuity
Disclosure of defined benefit plans [line items]
(Gain) / loss from change in financial assumptions	$ 1	$ (8)	$ (6)
(Gain) / loss from change in experience adjustments	3	(1)	17
Total actuarial (gains) / losses	4	(9)	11
Pension
Disclosure of defined benefit plans [line items]
(Gain) / loss from change in financial assumptions	3	(18)	(3)
(Gain) / loss from change in experience adjustments		1	1
Total actuarial (gains) / losses	$ 3	$ (17)	$ (2)